EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 16, 2011 (Accession No. 0001193125-11-342699), to the Prospectus dated May 12, 2011, for the db-X MSCI Japan Currency-Hedged Equity Fund, a series of DBX ETF Trust.